Note 6 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Note 5 - Other Operating Income and Expenses
Disclosure of detailed information about other operating income and expenses [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

Other operating income
Net income from other sales	9,891	8,651	3,604
Net rents	5,501	5,089	4,909
Other	18,001	8,025	6,546
Recovery on allowance for doubtful receivables	-	1,239	-
	33,393	23,004	15,059

Other operating expenses
Contributions to welfare projects and non-profit organizations	12,989	11,199	11,379
Allowance for doubtful receivables	1,263	-	1,179
	14,252	11,199	12,558